Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.5%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,017,575
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,021,597
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2044	5.000%	2,000,000	1,918,661
01/01/2049	5.000%	5,000,000	4,756,579
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,009,873
Total			13,724,285
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Charter Schools 7.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,490,000	1,358,455
07/01/2047	4.250%	1,000,000	761,375
07/01/2052	4.375%	2,255,000	1,702,021
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	468,007
07/01/2045	5.000%	2,070,000	1,789,903
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,410,760
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,339,998
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,243,677
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,141,507
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	968,136
07/01/2056	4.000%	1,080,000	723,502
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,437,478
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,602,849
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,471,979
07/01/2056	4.000%	1,170,000	781,445
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	366,604
07/01/2055	5.000%	1,410,000	1,084,619
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	2,850,714
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,710,363
06/15/2054	5.000%	1,000,000	839,272
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	328,566
12/01/2050	4.000%	550,000	413,193
Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	769,240
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,500,000	1,232,902
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	1,590,322
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	826,150
09/01/2047	4.125%	1,400,000	1,042,802
Series 2021
09/01/2026	2.000%	295,000	262,679
09/01/2031	4.000%	350,000	320,541
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	185,764
03/01/2043	4.625%	1,000,000	807,418
Housing & Redevelopment Authority of The City of St. Paul(c)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	806,945
06/01/2051	4.000%	1,250,000	802,388
06/01/2056	4.000%	1,080,000	669,673
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	568,766
08/01/2046	4.250%	2,935,000	2,193,595
Total			40,873,608
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	851,937
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	498,017
Total			1,349,954
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.1%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,164,926
12/01/2040	5.000%	1,350,000	1,352,205
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	477,474
03/01/2039	4.000%	500,000	474,431
03/01/2040	4.000%	1,000,000	938,945
03/01/2047	4.000%	2,500,000	2,206,415
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,036,210
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,532,569
Macalester College
Series 2017
03/01/2029	5.000%	150,000	158,945
03/01/2030	5.000%	175,000	185,676
03/01/2042	4.000%	900,000	820,670
03/01/2048	4.000%	600,000	518,243
Series 2021
03/01/2040	3.000%	365,000	278,454
03/01/2043	3.000%	325,000	233,688
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	524,269
10/01/2038	4.000%	920,000	824,581
10/01/2045	5.000%	2,500,000	2,506,541
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	765,040
12/01/2032	5.000%	1,000,000	1,033,544
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,429,653
10/01/2035	4.000%	500,000	471,402
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	768,740
04/01/2039	4.000%	2,000,000	1,722,002
Series 2017A
10/01/2035	4.000%	800,000	744,406
10/01/2037	4.000%	750,000	676,509

2	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	828,282
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	348,590
12/01/2032	4.000%	350,000	327,740
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	378,481
10/01/2032	5.000%	645,000	658,770
10/01/2033	5.000%	350,000	356,814
10/01/2034	5.000%	380,000	386,838
St. Olaf College
Series 2021
10/01/2050	4.000%	1,600,000	1,350,797
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,265,189
10/01/2044	4.000%	2,750,000	2,290,484
Series 2022B
10/01/2052	5.000%	7,895,000	7,817,109
University of Minnesota
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,300,000	1,373,325
04/01/2038	5.000%	2,945,000	3,091,523
Total			44,319,480
Hospital 21.3%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	435,684
05/01/2051	5.000%	1,500,000	1,261,260
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	400,034
04/01/2024	4.000%	745,000	744,990
04/01/2026	4.000%	500,000	484,267
04/01/2031	4.000%	1,450,000	1,344,819
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	8,861,796
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,005,227
09/01/2035	4.000%	1,500,000	1,284,700
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,037,508
11/15/2044	5.000%	6,475,000	6,413,423
Series 2018A
11/15/2033	5.000%	2,920,000	2,971,478
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,187,831
11/15/2038	4.000%	3,630,000	3,144,225
11/15/2048	4.000%	2,000,000	1,598,355
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,560,617
04/01/2041	5.000%	675,000	658,110
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	12,255,000	13,531,790
Series 2022
11/15/2057	5.000%	2,500,000	2,550,568
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,001,391
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2028	5.000%	1,745,000	1,803,337
05/01/2037	4.000%	3,175,000	2,865,095
05/01/2046	5.000%	3,500,000	3,447,111
Series 2019
05/01/2048	5.000%	5,000,000	4,902,250
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2026	4.000%	1,445,000	1,413,535
03/01/2037	4.000%	7,660,000	6,567,170

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	2,653,491
02/15/2043	5.000%	1,615,000	1,580,344
02/15/2048	4.250%	1,000,000	858,931
02/15/2048	5.000%	1,300,000	1,246,193
02/15/2058	5.000%	6,000,000	5,619,208
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	296,257
06/15/2038	4.000%	375,000	312,744
06/15/2039	4.000%	225,000	185,002
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,215,099
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	1,877,094
11/15/2034	5.000%	1,900,000	1,924,030
11/15/2036	4.000%	1,200,000	1,073,324
11/15/2037	4.000%	600,000	529,705
11/15/2043	4.000%	3,000,000	2,477,239
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,040,578
07/01/2035	4.000%	10,630,000	9,951,670
Total			116,317,480
Joint Power Authority 3.7%
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	250,385
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	256,631
10/01/2033	5.000%	250,000	256,351
Series 2014A
10/01/2035	5.000%	1,000,000	1,024,846
Revenue Bonds
Series 2016
10/01/2047	5.000%	500,000	511,048
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	219,737
01/01/2035	5.000%	170,000	177,259
01/01/2036	5.000%	180,000	187,554
01/01/2041	5.000%	400,000	414,209
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,043,428
01/01/2041	5.000%	2,550,000	2,659,189
01/01/2046	5.000%	2,000,000	2,080,166
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,044,535
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	8,867,421
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,032,528
Total			20,025,287
Local Appropriation 2.5%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,728,844
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	774,953
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,029,465
02/01/2042	4.000%	5,250,000	4,671,063
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2031	4.000%	450,000	451,854
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	500,443
02/01/2039	3.000%	565,000	436,955

4	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
02/01/2040	2.500%	4,285,000	2,938,026
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2038	4.000%	390,000	342,657
02/01/2041	4.000%	635,000	540,987
Total			13,415,247
Local General Obligation 20.9%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,556,306
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	682,379
02/01/2038	0.000%	1,335,000	645,890
02/01/2039	0.000%	1,150,000	524,194
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	803,856
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,563,913
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,224,451
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,359,681
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,160,089
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	851,567
02/01/2040	3.000%	1,000,000	809,893
02/01/2041	3.000%	1,230,000	985,781
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	701,236
02/01/2033	0.000%	1,075,000	658,897
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,334,751
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,240,709
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	884,121
02/01/2033	0.000%	2,140,000	1,372,138
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	4,985,881
12/01/2038	5.000%	3,965,000	4,210,191
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,726,228
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,816,400
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,722,703
02/01/2039	2.250%	2,580,000	1,725,356
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	515,606
02/01/2031	5.000%	1,140,000	1,173,839
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	2,889,134

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	1,933,951
02/01/2040	3.000%	2,515,000	1,961,769
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,256,010
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,017,830
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,266,066
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	5,930,157
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,795,163
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,100,990
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	948,455
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	4,665,006
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	9,765,991
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,687,777
02/01/2036	3.000%	1,000,000	849,826
02/01/2037	3.000%	1,035,000	859,823
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,039,367
02/01/2033	0.000%	2,585,000	1,624,573
02/01/2034	0.000%	1,500,000	893,134
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,587,418
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	450,304
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,379,772
02/01/2039	0.000%	2,175,000	980,468
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	610,482
02/01/2036	3.000%	470,000	404,211
02/01/2037	3.000%	500,000	422,306
02/01/2038	3.000%	1,000,000	830,797
02/01/2039	3.000%	1,000,000	817,872
Total			114,204,708
Multi-Family 3.2%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,502,050
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,301,419
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	5,000,000	3,879,061

6	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,028,121
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	3,753,844
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,235,259
Total			17,699,754
Municipal Power 1.7%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,017,368
12/01/2028	4.000%	950,000	967,262
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	2,925,000
Puerto Rico Electric Power Authority(b),(e)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	750,000
Series 2012A
07/01/2042	0.000%	5,050,000	3,787,500
Total			9,447,130
Nursing Home 3.1%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	399,788
09/01/2052	5.000%	1,500,000	1,133,827
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,433,618
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	1,500,000	1,253,153
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,511,149
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,484,954
07/01/2041	4.000%	3,755,000	2,961,235
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	710,959
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,033,205
05/01/2048	5.125%	6,250,000	5,087,068
Total			17,008,956
Other Bond Issue 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	423,003
08/01/2033	3.000%	500,000	415,254
08/01/2034	3.125%	850,000	702,292
08/01/2035	3.125%	800,000	649,058
Series 2020A
12/01/2036	5.000%	1,580,000	1,530,268
Total			3,719,875
Other Utility 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	877,079
10/01/2032	4.000%	800,000	799,390
10/01/2033	4.000%	655,000	640,447
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,193,768
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	897,959
Total			4,408,643

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.9%
Minnesota Municipal Gas Agency
Revenue Bonds
Series 2022A (Mandatory Put 12/01/27)
12/01/2052	4.000%	5,000,000	4,813,943
Refunded / Escrowed 3.3%
Centennial Independent School District No. 12(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	869,004
02/01/2033	0.000%	750,000	508,582
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2033	5.000%	650,000	657,164
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,223,748
02/01/2039	5.000%	1,300,000	1,325,728
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,836,140
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,606,170
11/15/2044	5.000%	1,000,000	1,042,468
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,067,146
Total			18,136,150
Retirement Communities 5.4%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	845,660
11/01/2046	5.000%	1,500,000	1,188,675
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,506,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	373,519
09/01/2061	4.000%	870,000	616,067
City of Blaine(b)
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2035	0.000%	1,500,000	930,558
07/01/2050	0.000%	2,500,000	1,503,025
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	351,605
08/01/2048	4.000%	500,000	321,688
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	902,511
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	825,374
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,372,108
10/01/2047	5.000%	2,000,000	1,888,424
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,213,788
08/01/2053	5.000%	600,000	469,051
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,813,528
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,563,141
09/01/2042	5.000%	875,000	736,663

8	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,153,850
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	242,137
09/01/2037	4.250%	300,000	263,403
09/01/2042	5.000%	1,000,000	927,485
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	145,858
08/01/2034	5.000%	125,000	120,893
08/01/2035	5.000%	140,000	134,626
08/01/2054	5.000%	1,625,000	1,426,596
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,299,225
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,595,747
Total			29,731,575
Sales Tax 1.7%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,281,584
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,161,264	494,989
Subordinated Series 2022
11/01/2043	0.000%	924,532	421,818
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	24,501,000	5,305,804
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,000,000	1,714,976
Total			9,219,171
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 3.5%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	130,000	130,005
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,700,000	1,178,567
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	622,086	597,521
06/01/2049	3.150%	795,613	758,256
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,052,148	1,920,934
Series 2019F
07/01/2044	2.750%	1,390,000	1,272,753
Series 2020B (GNMA)
01/01/2044	2.800%	2,670,000	2,279,528
Series 2020E (GNMA)
07/01/2044	2.700%	1,320,000	937,483
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,699,918
07/01/2051	2.500%	3,445,000	2,224,086
Social Bonds
Series 2021F
07/01/2046	2.400%	4,390,000	2,894,569
Series 2021H
01/01/2046	2.550%	2,730,000	1,912,562
Series 2022A (GNMA)
07/01/2042	2.750%	2,240,000	1,587,894
Total			19,394,076
Special Non Property Tax 0.1%
Puerto Rico Highway & Transportation Authority(b),(e)
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,000,000	400,000
State Appropriated 1.6%
State of Minnesota
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	8,912,437

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 5.7%
Commonwealth of Puerto Rico(d),(e)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	61,827	56,235
Commonwealth of Puerto Rico(e)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	595,264	598,840
07/01/2033	4.000%	185,161	156,678
07/01/2035	4.000%	166,435	136,026
07/01/2037	4.000%	142,845	113,618
07/01/2041	4.000%	194,215	147,674
07/01/2046	4.000%	641,981	465,762
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	8,000,000	7,807,782
Series 2018A
08/01/2031	5.000%	5,000,000	5,407,881
08/01/2033	5.000%	7,500,000	8,016,531
Series 2021B
09/01/2040	2.000%	5,000,000	3,120,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022
08/01/2041	5.000%	5,000,000	5,361,342
Total			31,389,035
Student Loan 0.3%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,010,000	1,514,538
Total Municipal Bonds (Cost $635,222,876)			542,575,332

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(f)	266,777	266,751
Total Money Market Funds (Cost $266,777)		266,751
Total Investments in Securities (Cost: $635,489,653)		542,842,083
Other Assets & Liabilities, Net		4,221,940
Net Assets		547,064,023

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security in default.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $5,892,039, which represents 1.08% of total net assets.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $17,474,920, which represents 3.19% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2022

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